[EATON VANCE(R)
MANAGED INVESTMENTS LOGO]
                                                    [GRAPHIC OF EDUCATION]

Semiannual Report July 31, 2001

[GRAPHIC OF CARS ON HIGHWAY]


                             EATON VANCE
                             MUNICIPALS
                              TRUST II


Florida Insured

Hawaii

Kansas


[GRAPHIC OF BRIDGE]

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2001
LETTER TO SHAREHOLDERS

[PHOTO]

Thomas J. Fetter
President

As we've often noted, the municipal bond market has long been the primary source of funding in the U.S. for state and local public projects. Understandably, given the vast size and complicated nature of this arena, market participants require sound criteria to determine credit quality, assess risk and establish consistent benchmarks for valuations. Determining credit quality is, therefore, a most critical function. This role is played, in part, by rating agencies, including the acknowledged market leaders, Standard & Poor's (S&P), Moody's Investors Service, Inc. (Moody's) and Fitch/IBCA (Fitch).

RATING AGENCIES PRODUCE WIDELY RECOGNIZED CREDIT STANDARDS...

Just as loan officers review the creditworthiness of mortgage applicants, rating agencies have established credit standards that are used to analyze municipal and corporate borrowers. Approximately 97% of the municipal bonds issued in 2000 were accorded a rating from a major rating agency.

The agencies base their ratings on many considerations, including:

- The capacity of the borrower to make timely interest payments and repay principal;
- The maturity and nature of the debt obligation;
- Protective covenants for lenders in the event of bankruptcy or a significant change in the borrower's revenue outlook.


FROM AAA TO D, RATINGS PROVIDE AN OBJECTIVE ASSESSMENT OF CREDIT RISK...

Bonds rated BBB(S&P or Fitch)/Baa(Moody's) or above are considered investment-grade, with bonds rated AAA (S&P or Fitch)/Aaa(Moody's) deemed to be of the highest quality and AA/Aa rated bonds considered high quality.* Bonds rated below BBB/Baa are non-investment grade, with gradations below that tier reflecting different levels of risk. For example, BB rated bonds are considered speculative; B, highly speculative; a rating of CCC or below indicates a risk of default, and a D rating, default. Ratings are subject to routine follow-up reviews and may be changed or withdrawn due to changes in an issuer's underlying fundamentals or other pertinent circumstances. Typically, bonds may rise or fall in value in the wake of an upgrade or downgrade.

THE HIGHER THE CREDIT RATING, THE LOWER THE INTEREST RATE...

Accordingly, an issuer with a AAA rating can be expected to issue new bonds at or near the lowest prevailing interest rate. Conversely, an issuer with a lower credit rating will be required to pay higher rates. In the secondary market, higher-rated bonds in a given category typically trade at higher prices and, therefore, provide lower yields than bonds of lower quality. These yield differentials are called "quality spreads," and are characterized in basis points. A basis point equals .01%. Spreads among differently rated bonds may vary according to supply, market fundamentals and investor sentiment, and such fluctuations play a major role in bond investment strategy.

RATINGS ARE AN INVALUABLE TOOL FOR ISSUERS AND INVESTORS ALIKE...

Ratings issued by major agencies do not represent a recommendation to buy or sell, nor are they a judgement as to a bond's suitability as an investment. They are, however, a much-needed tool used to evaluate bonds in the marketplace. The existence of a clearly defined rating system contributes to orderly and transparent markets, which is important for issuers and investors alike. With its long history of success, the municipal bond market will likely remain the dominant pool of capital for important public works. As they have for the past century, the major ratings agencies will continue to play an important role in that vital process.

Sincerely,

/s/ Thomas J. Fetter
--------------------
Thomas J. Fetter
President
September 12, 2001

*Not all bonds have ratings from S&P, Moody's or Fitch. Some may have proprietary ratings from other rating agencies or may be non-rated.

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2001
MARKET RECAP

The world was shaken on September 11 by the terrorist attacks in New York, Washington, D.C. and western Pennsylvania. As the American people mourn their losses and the world anticipates military action, it is clear that the global and U.S. economies will suffer some short-term, negative affects of these events. Corporate America had already begun job layoffs in the weakening economy, particularly within the technology and manufacturing sectors. In the wake of the attacks, the pace of job cuts has gathered further momentum.

AMID LAYOFFS AND WANING CONSUMER CONFIDENCE, GROSS DOMESTIC PRODUCT POSTED DISAPPOINTING GROWTH IN THE SECOND QUARTER 2001...

Consumer spending, which held up reasonably well through much of the past year, has showed recent signs of weakening. Together, the job cuts and declining stock market have taken an increasing toll on consumer confidence. Reflecting the weak economy, the nation's Gross Domestic Product, which grew a tepid 1.3% in the first quarter of 2001, managed only a 0.2% increase in the second quarter, according to revised figures.

THE FEDERAL RESERVE HAS AGGRESSIVELY LOWERED
SHORT-TERM INTEREST RATES IN 2001...

In response to the flagging economy, the Federal Reserve embarked on an aggressive monetary easing. Beginning in early January, the Fed initiated a series of interest rate cuts and, by the end of August, had reduced its benchmark Federal Funds rate - a key short-term interest rate barometer - by 300 basis points (3.00%). The bond market - which typically moves in the opposite direction of interest rates - launched an impressive rally. In the immediate aftermath of the terrorist attacks, the Fed lowered rates an additional 50 basis points (0.50%).

NEW UNCERTAINTIES ABOUT THE LIKELY DIRECTION OF THE ECONOMY ...

Prior to the September attacks, data suggested that the Fed's interest rate cuts had considerably reduced the prospects of a full-scale recession. The Lehman Brothers Municipal Bond Index - a broad-based, unmanaged index of municipal bonds - reflected that pullback. The Index, which had a total return of 10.08% for the year ended July 31, 2001, had a return of just 3.38% for the final six months of that period.* However, following these recent events, uncertainty is likely to characterize the markets for a while, as investors struggle to ascertain the future of the economy.


       MUNICIPAL BONDS YIELD 95% OF TREASURY YIELDS

30-YEAR AAA-RATED GENERAL OBLIGATION (60) BONDS*          5.22%
TAXABLE EQUIVALENT YIELD IN 39.6% TAX BRACKET             6.64%
30-YEAR TREASURY BOND                                     5.52%

PRINCIPAL AND INTEREST PAYMENTS OF TREASURY SECURITIES ARE GUARANTEED BY THE U.S. GOVERNMENT.

*GO YIELDS ARE A COMPILATION OF A REPRESENTATIVE VARIETY OF GENERAL OBLIGATIONS AND ARE NOT NECESSARILY REPRESENTATIVE OF A FUND'S YIELD. STATISTICS AS OF JULY 31, 2001.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
SOURCE: BLOOMBERG, L.P.


MUNICIPAL BONDS OFFER QUALITY IN A PERIOD OF
INVESTOR CONCERN...

Municipal bonds have attracted more attention from investors in the past year, especially given the uncertain economic outlook. The municipal sector has also proven significantly less volatile than the corporate bond market, which has been characterized by high default rates. The equity markets, already in retreat over the weak economy, have been badly shaken by recent events.

To be sure, there are many concerns overhanging the economy and the financial markets over the near-term, including the municipal bond market. A weaker economy could result in lower revenues for states and municipalities, possibly resulting in increased funding needs. However, we believe that municipal bonds represent a measure of refuge from recent market volatility, while continuing to offer tax-exempt income. And municipal bonds will undoubted help finance the rebuilding of our damaged infrastructure. We believe the municipal market will play a vital role as we look toward better days ahead.

   *It is not possible to invest directly in an Index.

EATON VANCE FLORIDA INSURED MUNICIPALS FUND AS OF JULY 31, 2001
INVESTMENT UPDATE


MANAGEMENT UPDATE
--------------------------------------------------

     [PHOTO]
Cynthia J. Clemson
Portfolio Manager

-Florida's tourism industry remained upbeat, despite the weak economy and high gasoline prices. However, the state's technology sector fared less well, as slow demand produced significant layoffs in the telecom, semiconductor and consumer electronic areas. Florida's jobless rate was 4.1% in July 2001, up from the 3.5% pace of a year ago.

-Insured* special tax revenue bonds represented a major commitment for the Portfolio and provided an attractive income source. These issues provide Florida communities a financing mechanism for a broad array of public programs such as utilities, road construction and transportation facilities.

-As Florida's population has continued to grow, communities have made major infrastructural improvements for residential and business use alike. Insured* water and sewer bonds, the Portfolio's second largest weighting at July 31, helped finance such projects.

-The Portfolio maintained a large weighting in housing bonds, including some backed by Government National Mortgage Association. These single-family housing issues carried very attractive coupons, especially given the high quality of the bonds.

-Management continued its efforts to improve the Portfolio's call protection. With the decline of interest rates from their highs earlier in the decade, many bonds are now approaching call dates. Call protection has therefore become an increasingly important strategic consideration.

PORTFOLIO STATISTICS(6)
--------------------------------------------------
-Number of Issues:                      48
-Average Maturity:                      23.6 years
-Average Rating:                        AAA
-Average Call:                          7.4 years
-Average Dollar Price:                  $97.00


THE FUND
---------------------------------------------------

-During the six months ended July 31, 2001, the Fund's Class A and Class B shares had total returns of 3.54% and 3.07%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $11.26 on July 31, 2001 from $11.14 on January 31, 2001, and the reinvestment of $0.268 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $11.13 from $11.02, and the reinvestment of $0.223 per share in tax-free income during the period.(2)

-Based on the Fund's most recent dividends and NAVs on July 31, 2001 of $11.26 per share for Class A and $11.13 per share for Class B, the distribution rates were 4.80% and 4.04%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.95% and 6.69%, respectively.(4)

-The SEC 30-day yields for Class A and B shares at July 31 were 4.39% and 3.77%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.27% and 6.24%, respectively.(4)

RATING DISTRIBUTION(6)
--------------------------------------------------

[PIE CHART]

AAA                       98.5%
Non-Rated                  1.5%

*Private insurance does not decrease the risk of loss of principal associated with this investment.

-------------------------------------------------------------------------------
FUND INFORMATION AS OF JULY 31, 2001

PERFORMANCE(7)  CLASS A   CLASS B
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
-------------------------------------------------------------------------------
One Year       10.72%      9.83%
Five Years      6.03       5.28
Life of Fund+   6.91       6.03

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
-------------------------------------------------------------------------------
One Year        5.49%      4.83%
Five Years      5.00       4.96
Life of Fund+   6.21       6.03

+Inception date: Class A: 3/3/94; Class B: 3/2/94



5 LARGEST SECTORS(6)
-----------------------------
By net assets

Insured - Special Tax Revenue*              20.5%
Insured - Water and Sewer*                  19.1%
Housing                                     12.6%
Insured - Transportation*                    8.2%
Insured - Housing*                           7.3%


(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and state intangibles tax and/or federal alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 39.60% combined federal income and state intangibles tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Rating Distribution and 5 Largest Sectors may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year, 1% - 6th year. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE HAWAII MUNICIPALS FUND AS OF JULY 31, 2001
INVESTMENT UPDATE

MANAGEMENT UPDATE
-----------------------------------------------------------------

[PHOTO]

Robert B. MacIntosh
Portfolio Manager

- While Hawaii's tourism-related businesses slowed somewhat, the state's construction sector continued to surge. Residential building was boosted by the sharp drop in interest rates and contributed to new job creation. However, the state's jobless rate was 4.5% in July 2001, up from 4.1% a year ago.

- Insured* transportation bonds were the Portfolio's largest sector weighting at July 31. The state's port facilities and airports remain a critical component of the local economy. In addition, amid very sparse new Hawaii municipal issuance, the Portfolio took advantage of opportunities in Puerto Rico highway and transportation bonds.

- Intense competition has led to mergers within Hawaii's hospital industry, a major emphasis of the Portfolio. The consolidation has been aimed at cutting costs and improving health care delivery. One recent merger proposal involves two of the Portfolio's investments, Wilcox Memorial Hospital and Kapiolani Health System.

- Insured* water and sewer bonds remained among the Portfolio's largest holdings. Hawaii's volcanic soil and porous geology increase the importance of the state's waste and water treatment systems.

- Management continued its efforts to upgrade the Portfolio's call protection. The Portfolio sold bonds with approaching call dates in favor of bonds with more attractive call characteristics, including non-callable bonds.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------
- Number of Issues:                     41
- Average Maturity:                     21.5 years
- Average Rating:                       AA+
- Average Call:                         8.4 years
- Average Dollar Price:                 $97.12


THE FUND
----------------------------------------------------------------

- During the six months ended July 31, 2001, the Fund's Class A and Class B shares had total returns of 3.68% and 3.30%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.70 on July 31, 2001 from $9.58 on January 31, 2001, and the reinvestment of $0.227 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $9.84 from $9.72, and the reinvestment of $0.196 per share in tax-free income during the period.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2001 of $9.70 per share for Class A and $9.84 per share for Class B, the distribution rates were 4.72% and 4.01%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.56% and 7.28%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31 were 4.50% and 3.97%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 8.14% and 7.18%, respectively.(4)

RATING DISTRIBUTION(6)
-------------------------------------------------------------------------

[PIE CHART]

A                                10.5%
AA                               10.7%
AAA                              67.3%
B                                 3.2%
BB                                2.2%
BBB                               4.9%
Non-Rated                         1.2%

*Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
AS OF JULY 31, 2001

PERFORMANCE(7)  CLASS A   CLASS B
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
-------------------------------------------------------------------------------
One Year        11.25%    10.46%
Five Years       5.71      5.02
Life of Fund+    4.78      4.55

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
-------------------------------------------------------------------------------
One Year         5.93%     5.46%
Five Years       4.69      4.69
Life of Fund+    4.09      4.55

+Inception date: Class A: 3/14/94; Class B: 3/2/94


5 LARGEST SECTORS (6)
-------------------------------------------------------------------------------
By net assets


Insured - Transportation*              14.6%
Hospital                               11.2%
Insured - General Obligations*         10.5%
General Obligations                     9.6%
Insured - Water & Sewer*                9.5%



(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and state income tax and/or federal alternative minimum tax. (3) The
Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 44.73% combined federal income and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Rating Distribution and 5 Largest Sectors may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year, 1% - 6th year. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE KANSAS MUNICIPALS FUND AS OF JULY 31, 2001
INVESTMENT UPDATE

MANAGEMENT UPDATE
-----------------------------------------------------------------

[PHOTO]

Thomas M. Metzold
Portfolio Manager

-The Kansas economy moderated in 2001. Manufacturing was especially lethargic, with weakness in electrical and transportation equipment. The service sector continued to pace job creation, although at a slower rate than in recent years. The state's July 2001 jobless rate was 3.7%, down slightly from 3.9% a year ago.

-Insured* hospital bonds represented the Portfolio's largest sector weighting at July 31. The Kansas hospital market increasingly reflects the competition seen elsewhere in the nation. The Portfolio focused on those institutions with sound financial structures, good management and a favorable demographic base.

-Insured general obligations* were a major emphasis of the Portfolio's investments. A large exposure to high-quality bonds boosted performance as a decline in interest rates sparked a market rally late in the fiscal year.

-Housing bonds again constituted a large sector weighting. The Portfolio's housing investments included both single-and multi-family bonds and were well-diversified according to geographical distribution and project type.

-In a Kansas market characterized by little new issuance, management found some opportunities in Puerto Rico bonds. The Portfolio's Puerto Rico holdings included issues for infrastructure repair, electric utilities, transportation and housing.

Portfolio Statistics(6)
-----------------------------------------------------------------------

-Number of Issues:                      53
-Average Maturity:                      20.0 years
-Average Rating:                        AA+
-Average Call:                          7.5 years
-Average Dollar Price:                  $98.97

THE FUND

- During the six months ended July 31, 2001, the Fund's Class A and Class B shares had total returns of 3.54% and 3.16%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.32 on July 31, 2001 from $10.20 on January 31, 2001, and the reinvestment of $0.236 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.24 from $10.12, and the reinvestment of $0.195 per share in tax-free income during the period.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2001 of $10.32 per share for Class A and $10.24 per share for Class B, the distribution rates were 4.53% and 3.79%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.28% and 6.93%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31 were 4.30% and 3.76%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.86% and 6.88%, respectively.(4)

RATING DISTRIBUTION(6)
----------------------------------------------------------------

[PIE CHART]

A                                           8.7%
AA                                          8.1%
AAA                                        77.3%
BBB                                         3.8%
Non-Rated                                   2.1%

*Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
AS OF JULY 31, 2001

PERFORMANCE(7) CLASS A     CLASS B
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
-------------------------------------------------------------------------------
One Year         11.27%     10.45%
Five Years        6.02       5.34
Life of Fund+     5.67       5.22

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
-------------------------------------------------------------------------------
One Year          5.93%        5.45%
Five Years        4.99         5.01
Life of Fund+     4.98         5.22

+Inception date: Class A: 3/3/94 Class B: 3/2/94



5 LARGEST SECTORS(6)
----------------------------------------------------------
By net assets

Insured - Hospital*                        18.9%
Insured - General Obligations*             18.4%
Housing                                    11.4%
Hospital                                    8.8%
Insured - Electric Utilities*               7.1%


(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and state income tax and/or federal alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 45.31% combined federal income and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Rating Distribution and 5 Largest Sectors may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years;
4% - 3rd year; 3% - 4th year; 2% - 5th year, 1% - 6th year. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2001

                                FLORIDA INSURED FUND  HAWAII FUND  KANSAS FUND
------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------
Investment in Portfolio --
   Identified cost                  $26,997,223       $16,498,248  $13,491,660
   Unrealized appreciation            1,660,560           791,938      459,062
------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                         $28,657,783       $17,290,186  $13,950,722
------------------------------------------------------------------------------
Receivable for Fund shares
   sold                             $    68,111       $    53,704  $    11,616
Prepaid expenses                             --             3,700        5,048
------------------------------------------------------------------------------
TOTAL ASSETS                        $28,725,894       $17,347,590  $13,967,386
------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                         $    92,780       $        --  $        --
Dividends payable                        65,586            29,607       31,293
Payable to affiliate for
   Trustees' fees                            52                52           52
Payable to affiliate for
   service fees                           4,830             2,914        2,313
Accrued expenses                         20,146            13,554        9,020
------------------------------------------------------------------------------
TOTAL LIABILITIES                   $   183,394       $    46,127  $    42,678
------------------------------------------------------------------------------
NET ASSETS                          $28,542,500       $17,301,463  $13,924,708
------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------
Paid-in capital                     $27,344,564       $16,923,006  $13,545,030
Accumulated net realized loss
   from Portfolio (computed on
   the basis of identified
   cost)                               (517,411)         (430,543)     (89,668)
Accumulated undistributed net
   investment income                     54,787            17,062       10,284
Net unrealized appreciation
   from Portfolio (computed on
   the basis of identified
   cost)                              1,660,560           791,938      459,062
------------------------------------------------------------------------------
TOTAL                               $28,542,500       $17,301,463  $13,924,708
------------------------------------------------------------------------------

Class A Shares
------------------------------------------------------------------------------
NET ASSETS                          $ 8,305,415       $   518,780  $ 4,201,451
SHARES OUTSTANDING                      737,591            53,478      406,921
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)         $     11.26       $      9.70  $     10.32
MAXIMUM OFFERING PRICE PER
   SHARE
   (100  DIVIDED BY 95.25 of
      net asset value per
      share)                        $     11.82       $     10.18  $     10.83
------------------------------------------------------------------------------

Class B Shares
------------------------------------------------------------------------------
NET ASSETS                          $20,237,085       $16,782,683  $ 9,723,257
SHARES OUTSTANDING                    1,817,575         1,705,115      949,484
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)         $     11.13       $      9.84  $     10.24
------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JULY 31, 2001

                                FLORIDA INSURED FUND  HAWAII FUND  KANSAS FUND
------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------
Interest allocated from
   Portfolio                          $764,101         $500,715     $354,739
Expenses allocated from
   Portfolio                           (46,527)         (33,061)     (23,247)
------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM
   PORTFOLIO                          $717,574         $467,654     $331,492
------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------
Trustees fees and expenses            $     85         $     85     $     85
Service fees
   Class A                               6,697              499        3,650
   Class B                              96,710           80,549       43,897
Legal and accounting services            7,833            8,833        7,843
Printing and postage                     5,430            5,430        3,930
Custodian fee                            1,897            2,039        2,874
Transfer and dividend
   disbursing agent fees                11,310            8,401        5,838
Registration fees                          181              905          292
Miscellaneous                            2,073            1,939        1,891
------------------------------------------------------------------------------
TOTAL EXPENSES                        $132,216         $108,680     $ 70,300
------------------------------------------------------------------------------

NET INVESTMENT INCOME                 $585,358         $358,974     $261,192
------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)         $ (3,104)        $128,155     $  5,879
   Financial futures contracts          40,416           37,700           --
------------------------------------------------------------------------------
NET REALIZED GAIN                     $ 37,312         $165,855     $  5,879
------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                     $307,083         $146,658     $162,038
   Financial futures contracts         (41,311)         (93,783)          --
------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)        $265,772         $ 52,875     $162,038
------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                               $303,084         $218,730     $167,917
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                    $888,442         $577,704     $429,109
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JULY 31, 2001

INCREASE (DECREASE) IN NET ASSETS  FLORIDA INSURED FUND  HAWAII FUND  KANSAS FUND
---------------------------------------------------------------------------------
From operations --
   Net investment income               $   585,358       $   358,974  $   261,192
   Net realized gain                        37,312           165,855        5,879
   Net change in unrealized
      appreciation (depreciation)          265,772            52,875      162,038
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                          $   888,442       $   577,704  $   429,109
---------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                          $  (161,690)      $   (11,984) $   (84,269)
      Class B                             (417,212)         (345,158)    (179,151)
---------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                        $  (578,902)      $  (357,142) $  (263,420)
---------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                          $ 3,398,624       $   145,579  $ 1,123,205
      Class B                            1,889,158           593,407      868,069
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                               55,792             4,994       50,971
      Class B                              144,357           170,564      105,554
   Cost of shares redeemed
      Class A                             (413,859)          (96,119)    (134,147)
      Class B                           (2,152,506)       (2,396,368)    (510,984)
---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND SHARE
   TRANSACTIONS                        $ 2,921,566       $(1,577,943) $ 1,502,668
---------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                              $ 3,231,106       $(1,357,381) $ 1,668,357
---------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------
At beginning of period                 $25,311,394       $18,658,844  $12,256,351
---------------------------------------------------------------------------------
AT END OF PERIOD                       $28,542,500       $17,301,463  $13,924,708
---------------------------------------------------------------------------------

Accumulated undistributed
net investment income included in net assets
---------------------------------------------------------------------------------
AT END OF PERIOD                       $    54,787       $    17,062  $    10,284
---------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 2001

INCREASE (DECREASE) IN NET ASSETS  FLORIDA INSURED FUND  HAWAII FUND  KANSAS FUND
---------------------------------------------------------------------------------
From operations --
   Net investment income               $ 1,091,823       $   769,301  $   527,060
   Net realized loss                      (369,360)         (233,248)     (46,279)
   Net change in unrealized
      appreciation (depreciation)        2,964,215         1,939,492    1,232,522
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                          $ 3,686,678       $ 2,475,545  $ 1,713,303
---------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                          $  (259,612)      $   (17,565) $  (136,008)
      Class B                             (864,801)         (740,267)    (386,433)
   In excess of net investment
      income
      Class A                                   --                --       (1,765)
---------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                        $(1,124,413)      $  (757,832) $  (524,206)
---------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                          $   709,271       $   193,744  $   449,555
      Class B                            2,191,257           971,843      643,875
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                               73,525            10,161       94,432
      Class B                              303,125           332,664      224,862
   Cost of shares redeemed
      Class A                           (1,727,873)          (37,520)    (158,759)
      Class B                           (4,343,568)       (1,457,202)  (2,209,208)
---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND SHARE
   TRANSACTIONS                        $(2,794,263)      $    13,690  $  (955,243)
---------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                              $  (231,998)      $ 1,731,403  $   233,854
---------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------
At beginning of year                   $25,543,392       $16,927,441  $12,022,497
---------------------------------------------------------------------------------
AT END OF YEAR                         $25,311,394       $18,658,844  $12,256,351
---------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
---------------------------------------------------------------------------------
AT END OF YEAR                         $    33,088       $    (8,445) $   (15,717)
---------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                             FLORIDA INSURED FUND -- CLASS A
                                  -----------------------------------------------------
                                  SIX MONTHS ENDED          YEAR ENDED JANUARY 31,
                                  JULY 31, 2001        --------------------------------
                                  (UNAUDITED)(1)(2)      2001        2000        1999
---------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $11.140         $10.070     $11.540     $11.370
---------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------
Net investment income                  $ 0.268         $ 0.527     $ 0.541     $ 0.569
Net realized and unrealized
   gain (loss)                           0.119           1.084      (1.470)      0.153
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.387         $ 1.611     $(0.929)    $ 0.722
---------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------
From net investment income             $(0.267)        $(0.541)    $(0.541)    $(0.552)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.267)        $(0.541)    $(0.541)    $(0.552)
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $11.260         $11.140     $10.070     $11.540
---------------------------------------------------------------------------------------

TOTAL RETURN(3)                           3.54%          16.38%      (8.24)%      6.52%
---------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 8,305         $ 5,180     $ 5,629     $ 5,905
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                        0.80%(5)        0.91%       0.69%       0.46%
   Net expenses after
      custodian fee
      reduction(4)                        0.75%(5)        0.87%       0.65%       0.39%
   Net investment income                  4.86%(5)        4.93%       5.02%       4.86%
Portfolio Turnover of the
   Portfolio                                12%              8%         34%          9%
---------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                                                    0.58%
   Expenses after custodian
      fee reduction(4)                                                            0.51%
   Net investment income                                                          4.74%
Net investment income per
   share                                                                       $ 0.555
---------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended July 31, 2001 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.83% to 4.86%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         FLORIDA INSURED FUND -- CLASS B
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JANUARY 31,
                                  JULY 31, 2001        --------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001        2000        1999        1998        1997
---------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $11.020         $ 9.950     $11.400     $11.230     $10.710     $11.090
---------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.226         $ 0.440     $ 0.452     $ 0.467     $ 0.488     $ 0.499
Net realized and unrealized
   gain (loss)                           0.107           1.080      (1.456)      0.170       0.511      (0.385)
---------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.333         $ 1.520     $(1.004)    $ 0.637     $ 0.999     $ 0.114
---------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------
From net investment income             $(0.223)        $(0.450)    $(0.446)    $(0.467)    $(0.479)    $(0.494)
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.223)        $(0.450)    $(0.446)    $(0.467)    $(0.479)    $(0.494)
---------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $11.130         $11.020     $ 9.950     $11.400     $11.230     $10.710
---------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           3.07%          15.57%      (8.97)%      5.82%       9.57%       1.14%
---------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $20,237         $20,131     $19,914     $22,901     $21,973     $21,717
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                        1.56%(5)        1.66%       1.50%       1.25%       1.23%       1.21%
   Net expenses after
      custodian fee
      reduction(4)                        1.51%(5)        1.62%       1.46%       1.18%       1.16%       1.12%
   Net investment income                  4.15%(5)        4.18%       4.22%       4.15%       4.50%       4.67%
Portfolio Turnover of the
   Portfolio                                12%              8%         34%          9%         34%         36%
---------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                                                    1.37%       1.65%       1.51%
   Expenses after custodian
      fee reduction(4)                                                            1.30%       1.58%       1.42%
   Net investment income                                                          4.03%       4.08%       4.37%
Net investment income per
   share                                                                       $ 0.453     $ 0.443     $ 0.467
---------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended July 31, 2001 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.12% to 4.15%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                   HAWAII FUND -- CLASS A
                                  --------------------------------------------------------
                                  SIX MONTHS ENDED           YEAR ENDED JANUARY 31,
                                  JULY 31, 2001        -----------------------------------
                                  (UNAUDITED)(1)(2)      2001(2)        2000        1999
------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.580           $ 8.690      $10.050     $ 9.930
------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------
Net investment income                  $ 0.228           $ 0.466      $ 0.487     $ 0.534
Net realized and unrealized
   gain (loss)                           0.119             0.885       (1.362)      0.078
------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.347           $ 1.351      $(0.875)    $ 0.612
------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------
From net investment income             $(0.227)          $(0.461)     $(0.485)    $(0.492)
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.227)          $(0.461)     $(0.485)    $(0.492)
------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.700           $ 9.580      $ 8.690     $10.050
------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           3.68%            15.91%       (8.95)%      6.34%
------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $   519           $   458      $   258     $   259
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                        0.94%(5)          0.77%        0.48%       0.45%
   Net expenses after
      custodian fee
      reduction(4)                        0.90%(5)          0.70%        0.46%       0.41%
   Net investment income                  4.81%(5)          5.07%        5.20%       5.35%
Portfolio Turnover of the
   Portfolio                                15%               13%          20%         29%
------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both.
   Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                              0.82%        0.84%       0.69%
   Expenses after custodian
      fee reduction(4)                                      0.75%        0.82%       0.65%
   Net investment income                                    5.02%        4.84%       5.11%
Net investment income per
   share                                                 $ 0.461      $ 0.453     $ 0.510
------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended July 31, 2001 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.78% to 4.81%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               HAWAII FUND -- CLASS B
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED JANUARY 31,
                                  JULY 31, 2001        -----------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001(2)        2000        1999        1998        1997
------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.720           $ 8.820      $10.200     $10.130     $ 9.730     $ 9.980
------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.197           $ 0.404      $ 0.430     $ 0.431     $ 0.441     $ 0.466
Net realized and unrealized
   gain (loss)                           0.119             0.896       (1.388)      0.090       0.418      (0.241)
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.316           $ 1.300      $(0.958)    $ 0.521     $ 0.859     $ 0.225
------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.196)          $(0.400)     $(0.422)    $(0.431)    $(0.441)    $(0.466)
In excess of net investment
   income                                   --                --           --      (0.020)     (0.018)     (0.009)
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.196)          $(0.400)     $(0.422)    $(0.451)    $(0.459)    $(0.475)
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.840           $ 9.720      $ 8.820     $10.200     $10.130     $ 9.730
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           3.30%            15.00%       (9.58)%      5.29%       9.08%       2.40%
------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $16,783           $18,200      $16,669     $19,848     $19,401     $15,552
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                        1.69%(5)          1.54%        1.20%       1.18%       1.27%       1.20%
   Net expenses after
      custodian fee
      reduction(4)                        1.65%(5)          1.47%        1.18%       1.14%       1.24%       1.15%
   Net investment income                  4.09%(5)          4.35%        4.51%       4.27%       4.47%       4.81%
Portfolio Turnover of the
   Portfolio                                15%               13%          20%         29%         27%         21%
------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                              1.59%        1.56%       1.42%       1.70%       1.61%
   Expenses after custodian
      fee reduction(4)                                      1.52%        1.54%       1.38%       1.67%       1.56%
   Net investment income                                    4.30%        4.15%       4.03%       4.04%       4.40%
Net investment income per
   share                                                 $ 0.399      $ 0.396     $ 0.407     $ 0.399     $ 0.426
------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended July 31, 2001 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.06% to 4.09%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      KANSAS FUND -- CLASS A
                                  --------------------------------------------------------------
                                  SIX MONTHS ENDED              YEAR ENDED JANUARY 31,
                                  JULY 31, 2001        -----------------------------------------
                                  (UNAUDITED)(1)(2)      2001(2)        2000(2)        1999(2)
------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.200           $ 9.230        $10.470        $10.460
------------------------------------------------------------------------------------------------
Income (loss) from operations
------------------------------------------------------------------------------------------------
Net investment income                  $ 0.231           $ 0.488        $ 0.505        $ 0.505
Net realized and unrealized
   gain (loss)                           0.124             0.976         (1.231)         0.082
------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.355           $ 1.464        $(0.726)       $ 0.587
------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------
From net investment income             $(0.235)          $(0.488)       $(0.505)       $(0.505)
In excess of net investment
   income                                   --            (0.006)        (0.004)        (0.012)
From net realized gain                      --                --             --         (0.060)
In excess of net realized gain              --                --         (0.005)            --
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.235)          $(0.494)       $(0.514)       $(0.577)
------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.320           $10.200        $ 9.230        $10.470
------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           3.54%            16.25%         (7.12)%         5.77%
------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 4,201           $ 3,110        $ 2,455        $ 1,561
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                        0.97%(5)          0.74%          0.53%          0.49%
   Net expenses after
      custodian fee
      reduction(4)                        0.92%(5)          0.73%          0.48%          0.43%
   Net investment income                  4.58%(5)          5.03%          5.12%          4.83%
Portfolio Turnover of the
   Portfolio                                10%                7%            24%            33%
------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.04%(5)          0.98%          0.97%          0.79%
   Expenses after custodian
      fee reduction(4)                    0.99%(5)          0.97%          0.92%          0.73%
   Net investment income                  4.51%(5)          4.79%          4.68%          4.53%
Net investment income per
   share                               $ 0.227           $ 0.465        $ 0.462        $ 0.474
------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended July 31, 2001 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.51% to 4.58%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                  KANSAS FUND -- CLASS B
                                  --------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED JANUARY 31,
                                  JULY 31, 2001        -----------------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001(2)        2000(2)        1999(2)        1998        1997
------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.120           $ 9.140        $10.370        $10.380      $10.080     $10.320
------------------------------------------------------------------------------------------------------------------------
Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.194           $ 0.415        $ 0.424        $ 0.429      $ 0.458     $ 0.479
Net realized and unrealized
   gain (loss)                           0.121             0.975         (1.225)         0.071        0.414      (0.238)
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.315           $ 1.390        $(0.801)       $ 0.500      $ 0.872     $ 0.241
------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.195)          $(0.410)       $(0.424)       $(0.429)     $(0.462)    $(0.473)
In excess of net investment
   income                                   --                --             --         (0.021)       -- (3)         --
From net realized gain                      --                --             --         (0.060)      (0.110)     (0.008)
In excess of net realized gain              --                --         (0.005)            --           --          --
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.195)          $(0.410)       $(0.429)       $(0.510)     $(0.572)    $(0.481)
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.240           $10.120        $ 9.140        $10.370      $10.380     $10.080
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                           3.16%            15.51%         (7.87)%         4.96%        8.87%       2.46%
------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 9,723           $ 9,147        $ 9,568        $11,223      $10,050     $10,492
Ratios (As a percentage of
   average daily net assets):
   Net expenses(5)                        1.72%(6)          1.48%          1.33%          1.28%        1.38%       1.25%
   Net expenses after
      custodian fee
      reduction(5)                        1.67%(6)          1.47%          1.28%          1.22%        1.33%       1.15%
   Net investment income                  3.86%(6)          4.32%          4.32%          4.14%        4.48%       4.77%
Portfolio Turnover of the
   Portfolio                                10%                7%            24%            33%          17%         49%
------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                               1.79%(6)          1.72%          1.77%          1.58%        1.90%       1.68%
   Expenses after custodian
      fee reduction                       1.74%(6)          1.71%          1.72%          1.52%        1.85%       1.58%
   Net Investment income                  3.79%(6)          4.08%          3.88%          3.84%        3.96%       4.34%
Net investment income per
   share                               $ 0.190           $ 0.392        $ 0.381        $ 0.398      $ 0.405     $ 0.436
------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended July 31, 2001 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 3.79% to 3.86%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Distributions in excess of net investment income are less than $0.001 per share.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipals Trust II (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of four Funds, each diversified, three of which are included in these financial statements. They include Eaton Vance Florida Insured Municipals Fund (Florida Insured Fund), Eaton Vance Hawaii Municipals Fund (Hawaii Fund) and Eaton Vance Kansas Municipals Fund (Kansas Fund). The Funds offer two classes of shares.
   Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Florida Insured Fund invests its assets in the Florida Insured Municipals Portfolio, the Hawaii Fund invests its assets in the Hawaii Municipals Portfolio and the Kansas Fund invests its assets in the Kansas Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (99.4%, 99.1%, and 98.9% at July 31, 2001 for Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Effective February 1, 2001, the Funds, through their investment in the Portfolios, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on all fixed-income securities using the interest method of amortization. Prior to February 1, 2001, the Funds, through their investment in the Portfolios, amortized premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Funds' net assets, but resulted in the following reclassification of the components of net assets as of February 1, 2001, based on securities held by the Portfolios as of that date:

                                              INCREASE IN COST
                                               OF INVESTMENT        DECREASE IN NET
                                                IN PORTFOLIO    UNREALIZED APPRECIATION
    -----------------------------------------------------------------------------------
    Florida Insured Fund                          $15,243              $(15,243)
    Hawaii Fund                                    23,675               (23,675)
    Kansas Fund                                    28,229               (28,229)

   The effect of this change for the six months ended July 31, 2001 was to increase net investment income, decrease net realized gain, and increase (decrease) net unrealized appreciation by the following amounts:

                                              NET INVESTMENT  NET REALIZED  NET UNREALIZED
                                                  INCOME          GAIN       APPRECIATION
    --------------------------------------------------------------------------------------
    Florida Insured Portfolio                     $3,714        $(6,652)       $ 2,938
    Hawaii Portfolio                               3,079         (2,757)          (322)
    Kansas Portfolio                               4,589            (68)        (4,521)

   The statement of change in net assets and financial highlights for prior periods have not been restated to reflect these changes in policy.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 2001, the Funds,

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers for each Fund are as follows:

    FUND                                      AMOUNT    EXPIRES
    ---------------------------------------------------------------------
    Florida Insured Fund                      $376,081   January 31, 2009
                                               120,174   January 31, 2008
    Hawaii Fund                                201,483   January 31, 2009
                                                75,392   January 31, 2008
                                                26,381   January 31, 2005
                                               249,200   January 31, 2004
    Kansas Fund                                 53,691   January 31, 2009
                                                37,245   January 31, 2008

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

   Additionally, at January 31, 2001, Florida Insured Fund, Hawaii Fund and Kansas Fund had net capital losses of $54,031, $44,526 and $4,781, respectively, attributable to security transactions incurred after October 31, 2000. These net capital losses are treated as arising on the first day of each Fund's current taxable year.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds and Portfolios maintain with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of operating expenses in the statements of operations.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   July 31, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                      FLORIDA INSURED FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JULY 31, 2001     YEAR ENDED
    CLASS A                                   (UNAUDITED)       JANUARY 31, 2001
    -------------------------------------------------------------------------------
    Sales                                              304,778               65,771
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         5,026                6,965
    Redemptions                                        (37,194)            (166,823)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            272,610              (94,087)
    -------------------------------------------------------------------------------

                                                      FLORIDA INSURED FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JULY 31, 2001     YEAR ENDED
    CLASS B                                   (UNAUDITED)       JANUARY 31, 2001
    -------------------------------------------------------------------------------
    Sales                                              171,880              211,457
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        13,150               28,895
    Redemptions                                       (195,043)            (414,012)
    -------------------------------------------------------------------------------
    NET DECREASE                                       (10,013)            (173,660)
    -------------------------------------------------------------------------------

                                                           HAWAII FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JULY 31, 2001     YEAR ENDED
    CLASS A                                   (UNAUDITED)       JANUARY 31, 2001
    -------------------------------------------------------------------------------
    Sales                                               15,097               21,332
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           523                1,112
    Redemptions                                         (9,998)              (4,286)
    -------------------------------------------------------------------------------
    NET INCREASE                                         5,622               18,158
    -------------------------------------------------------------------------------

                                                           HAWAII FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JULY 31, 2001     YEAR ENDED
    CLASS B                                   (UNAUDITED)       JANUARY 31, 2001
    -------------------------------------------------------------------------------
    Sales                                               61,096              102,980
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        17,558               35,872
    Redemptions                                       (245,972)            (157,209)
    -------------------------------------------------------------------------------
    NET DECREASE                                      (167,318)             (18,357)
    -------------------------------------------------------------------------------

                                                           KANSAS FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JULY 31, 2001     YEAR ENDED
    CLASS A                                   (UNAUDITED)       JANUARY 31, 2001
    -------------------------------------------------------------------------------
    Sales                                              110,396               44,924
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         5,013                9,733
    Redemptions                                        (13,282)             (15,841)
    -------------------------------------------------------------------------------
    NET INCREASE                                       102,127               38,816
    -------------------------------------------------------------------------------

                                                           KANSAS FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              JULY 31, 2001     YEAR ENDED
    CLASS B                                   (UNAUDITED)       JANUARY 31, 2001
    -------------------------------------------------------------------------------
    Sales                                               85,721               66,572
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        10,445               23,390
    Redemptions                                        (50,532)            (232,531)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             45,634             (142,569)
    -------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $3,087,

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   $393 and $1,730 as its portion of the sales charge on sales of Class A shares from Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, for the six months ended July 31, 2001.

   Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, and a service plan for Class A (Class A Plan), (collectively, the Plans). The
   Class B Plan requires each Fund to pay EVD amounts equal to 0.75% of each Fund's average daily net assets attributable to Class B shares, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Class B and, accordingly, reduces net assets. For the six months ended July 31, 2001, the Class B shares of the Florida Insured Fund, Hawaii Fund and Kansas Fund paid $76,350, $63,591 and $34,695, respectively, to EVD, representing 0.75% (annualized) of each Fund's Class B average daily net assets. At July 31, 2001, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Florida Insured Fund, Hawaii Fund and Kansas Fund were approximately $625,000, $578,000 and $308,000, respectively.
   The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.20% of each Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended July 31, 2001 for the Florida Insured Fund, Hawaii Fund and Kansas Fund amounted to $6,697, $499, and $3,650, respectively, for Class A shares, and $20,360, $16,958 and $9,202, respectively, for Class B shares.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $7,000, $10,000 and $6,000 of CDSC paid by Class B shareholders of Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, for the six months ended July 31, 2001.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended July 31, 2001 were as follows:

    FLORIDA INSURED FUND
    ----------------------------------------------------
    Increases                                 $5,229,225
    Decreases                                  2,969,484

    HAWAII FUND
    ----------------------------------------------------
    Increases                                 $  686,087
    Decreases                                  2,823,264

    KANSAS FUND
    ----------------------------------------------------
    Increases                                 $1,979,821
    Decreases                                    798,370

FLORIDA INSURED MUNICIPALS PORTFOLIO AS OF JULY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Escrowed / Prerefunded -- 4.1%
------------------------------------------------------------------------
     $1,160        Dade County, Professional Sports
                   Franchise, (MBIA), Escrowed to Maturity,
                   0.00%, 10/1/19                            $   457,713
        250        Orange, Tourist Development Tax, (MBIA),
                   Prerefunded to 10/1/04, 6.00%, 10/1/24        275,790
        400        Titusville Water and Sewer, (MBIA),
                   Prerefunded to 10/1/04, 6.00%, 10/1/24        441,264
------------------------------------------------------------------------
                                                             $ 1,174,767
------------------------------------------------------------------------
General Obligations -- 1.2%
------------------------------------------------------------------------
     $  330        Puerto Rico, Variable Rate, 7/1/27(1)(2)  $   352,463
------------------------------------------------------------------------
                                                             $   352,463
------------------------------------------------------------------------
Housing -- 12.6%
------------------------------------------------------------------------
     $  250        Duval County, HFA, SFMR, (GNMA), (AMT),
                   6.70%, 10/1/26                            $   261,255
        750        Escambia County, HFA, SFMR, (GNMA),
                   (AMT), 7.00%, 4/1/28                          797,310
        650        Manatee County, HFA, SFMR, (GNMA),
                   (AMT), 6.875%, 11/1/26                        728,981
        985        Pinellas County, HFA, SFMR, (GNMA),
                   (AMT), 5.80%, 3/1/29                        1,011,043
        795        Pinellas County, HFA, SFMR, (GNMA),
                   (AMT), 6.70%, 2/1/28                          836,332
------------------------------------------------------------------------
                                                             $ 3,634,921
------------------------------------------------------------------------
Insured-Certificates of Participation -- 1.7%
------------------------------------------------------------------------
     $  500        Broward County, School Board,
                   Certificates of Participation, (FSA),
                   5.00%, 7/1/26                             $   494,010
------------------------------------------------------------------------
                                                             $   494,010
------------------------------------------------------------------------
Insured-Education -- 5.3%
------------------------------------------------------------------------
     $1,650        Florida State University, System
                   Improvement Revenue, (AMBAC),
                   4.50%, 7/1/23                             $ 1,513,050
------------------------------------------------------------------------
                                                             $ 1,513,050
------------------------------------------------------------------------
Insured-Electric Utilities -- 4.2%
------------------------------------------------------------------------
     $  445        Citrus County, PCR, (Florida Power
                   Corp.), (MBIA), 6.35%, 2/1/22             $   460,388
        750        Lakeland, Electric and Water, (MBIA),
                   5.00%, 10/1/28                                738,982
------------------------------------------------------------------------
                                                             $ 1,199,370
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-General Obligations -- 1.8%
------------------------------------------------------------------------
     $  500        Dade County, Seaport, (MBIA),
                   5.125%, 10/1/16                           $   509,570
------------------------------------------------------------------------
                                                             $   509,570
------------------------------------------------------------------------
Insured-Hospital -- 3.8%
------------------------------------------------------------------------
     $  200        Dade, Public Facilities Board, (Jackson
                   Memorial Hospital), (MBIA),
                   4.875%, 6/1/15                            $   200,542
        350        Miami Dade County, Health Facilities
                   Authority, (Miami Children's Hospital),
                   (AMBAC), 5.125%, 8/15/26                      349,503
        500        Sarasota County, Public Hospital Board,
                   (Sarasota Memorial Hospital), (MBIA),
                   5.50%, 7/1/28                                 538,530
------------------------------------------------------------------------
                                                             $ 1,088,575
------------------------------------------------------------------------
Insured-Housing -- 7.3%
------------------------------------------------------------------------
     $  500        Florida HFA, (Maitland Club Apartments),
                   (AMBAC), (AMT), 6.875%, 8/1/26            $   530,055
      1,000        Florida HFA, (Mariner Club Apartments),
                   (AMBAC), (AMT), 6.375%, 9/1/36(3)           1,050,820
        500        Florida HFA, (Spinnaker Cove
                   Apartments), (AMBAC), (AMT),
                   6.50%, 7/1/36                                 528,240
------------------------------------------------------------------------
                                                             $ 2,109,115
------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 1.7%
------------------------------------------------------------------------
     $  500        St. John's County, IDA, (Professional
                   Golf), (MBIA), 5.00%, 9/1/23              $   497,660
------------------------------------------------------------------------
                                                             $   497,660
------------------------------------------------------------------------
Insured-Resource Recovery -- 1.8%
------------------------------------------------------------------------
     $  500        Dade County Resource Recovery
                   Facilities, (AMBAC), (AMT),
                   5.50%, 10/1/13                            $   524,220
------------------------------------------------------------------------
                                                             $   524,220
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 20.5%
------------------------------------------------------------------------
     $  380        Celebration Community Development
                   District, (MBIA), 5.125%, 5/1/20          $   382,288
        750        Crossings at Fleming Island Community
                   Development District, (MBIA),
                   5.80%, 5/1/16                                 813,952
        415        Dade County, Special Obligations,
                   Residual Certificates, (AMBAC), Variable
                   Rate, 10/1/35(1)(2)                           385,037
        500        Jacksonville, Capital Improvement
                   Revenue, (Stadium), (AMBAC),
                   4.75%, 10/1/25                                474,815
        250        Jacksonville, Excise Tax, (FGIC), (AMT),
                   0.00%, 10/1/10                                163,670
      1,000        Jacksonville, Excise Tax, (FGIC), (AMT),
                   5.70%, 10/1/09                              1,014,890
        500        Miami-Dade County, Special Obligations,
                   (MBIA), 5.00%, 10/1/37                        486,675

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA INSURED MUNICIPALS PORTFOLIO AS OF JULY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
------------------------------------------------------------------------
     $  250        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(1)(4)      $   250,447
        505        St. Petersburg Excise Tax, (FGIC),
                   5.00%, 10/1/16                                507,091
        340        Sunrise Public Facilities Sales Tax,
                   (MBIA), 0.00%, 10/1/15                        169,252
      1,625        Tampa, Utility Tax, (AMBAC),
                   0.00%, 4/1/21                                 582,530
      1,950        Tampa, Utility Tax, (AMBAC),
                   0.00%, 10/1/21                                681,037
------------------------------------------------------------------------
                                                             $ 5,911,684
------------------------------------------------------------------------
Insured-Transportation -- 8.2%
------------------------------------------------------------------------
     $  500        Dade County Aviation Facilities, (Miami
                   International Airport), (FSA), (AMT),
                   5.125%, 10/1/22                           $   497,405
        750        Florida Turnpike Authority, (Department
                   of Transportation), (FGIC),
                   4.50%, 7/1/27                                 678,172
        400        Greater Orlando, Aviation Authority,
                   (FGIC), Variable Rate, 10/1/18(1)(2)          412,520
        825        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 4.75%, 7/1/38              781,754
------------------------------------------------------------------------
                                                             $ 2,369,851
------------------------------------------------------------------------
Insured-Utilities -- 5.2%
------------------------------------------------------------------------
     $  250        Florida Governmental Utility Authority,
                   (Barefoot Bay Utility System), (AMBAC),
                   5.00%, 10/1/29                            $   246,083
      1,000        Marion County, Utility System, (FGIC),
                   5.00%, 12/1/31                                982,310
        250        Tallahassee, Consolidated Utility
                   System, (FGIC), 5.50%, 10/1/19                272,153
------------------------------------------------------------------------
                                                             $ 1,500,546
------------------------------------------------------------------------
Insured-Water and Sewer -- 19.1%
------------------------------------------------------------------------
     $  600        Cocoa, Water and Sewer, (FGIC),
                   4.50%, 10/1/22                            $   551,568
        735        Enterprise Community Development
                   District, Water and Sewer, (MBIA),
                   6.125%, 5/1/24                                768,031
      1,000        Jacksonville, Water and Sewer, (AMBAC),
                   (AMT), 6.35%, 8/1/25                        1,068,390
      1,000        Lee County, IDA, (Bonita Springs
                   Utilities), (MBIA), (AMT),
                   6.05%, 11/1/20                              1,060,290
        750        Lee County, Water and Sewer, (AMBAC),
                   5.00%, 10/1/29                                738,248
        375        Tampa Bay, Water Utility System, (FGIC),
                   Variable Rate, 10/1/27(1)(4)                  333,128
      1,000        Vero Beach, Water and Sewer, (FGIC),
                   5.00%, 12/1/21                                992,990
------------------------------------------------------------------------
                                                             $ 5,512,645
------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $26,671,136)                             $28,392,447
------------------------------------------------------------------------

PUT OPTIONS PURCHASED -- 0.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
     $   11        U.S. Treasury, Expires 8/25/01, Strike
                   Price 98                                  $       172
------------------------------------------------------------------------
Total Put Options Purchased
   (identified cost, $9,685)                                 $       172
------------------------------------------------------------------------
Total Investments -- 98.5%
   (identified cost $26,680,821)                             $28,392,619
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.5%                       $   432,774
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $28,825,393
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2001, 85.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.5% to 31.4% of total investments.

 At July 31, 2001, the Portfolio's insured securities by financial institution are as follows:

                                      MARKET          % OF
                                       VALUE      MARKET VALUE
--------------------------------------------------------------
American Municipal Bond Assurance
Corp. (AMBAC)                       $ 8,922,475      31.4%
Financial Guaranty Insurance Corp.
(FGIC)                                5,908,492      20.8%
Financial Security Assurance (FSA)      991,415       3.5%
Municipal Bond Insurance
Association (MBIA)                    8,582,681      30.2%
--------------------------------------------------------------
                                    $24,405,063      85.9%
--------------------------------------------------------------

 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (4)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

HAWAII MUNICIPALS PORTFOLIO AS OF JULY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 3.9%
------------------------------------------------------------------------
     $1,500        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                             $   682,395
------------------------------------------------------------------------
                                                             $   682,395
------------------------------------------------------------------------
General Obligations -- 9.6%
------------------------------------------------------------------------
     $  750        Honolulu, 4.75%, 9/1/17                   $   747,052
        575        Maui County, 5.00%, 3/1/21                    568,255
        285        Puerto Rico, 0.00%, 7/1/15                    145,495
        200        Puerto Rico, Variable Rate, 7/1/27(1)(2)      213,614
------------------------------------------------------------------------
                                                             $ 1,674,416
------------------------------------------------------------------------
Hospital -- 11.2%
------------------------------------------------------------------------
     $  350        Hawaii Department of Budget and Finance,
                   (Kapiolani Health System), 6.00%, 7/1/19  $   355,642
        620        Hawaii Department of Budget and Finance,
                   (Queens Health System), 5.75%, 7/1/26         627,899
        615        Hawaii Department of Budget and Finance,
                   (Wahiawa General Hospital),
                   7.50%, 7/1/12                                 558,961
        300        Hawaii Department of Budget and Finance,
                   (Wilcox Memorial Hospital),
                   5.35%, 7/1/18                                 274,671
        150        Hawaii Department of Budget and Finance,
                   (Wilcox Memorial Hospital),
                   5.50%, 7/1/28                                 135,246
------------------------------------------------------------------------
                                                             $ 1,952,419
------------------------------------------------------------------------
Housing -- 8.0%
------------------------------------------------------------------------
     $  200        Guam Housing Corp., Single Family,
                   (AMT), 5.75%, 9/1/31                      $   211,268
      1,000        Hawaii Housing Finance and Development,
                   Single Family, 5.90%, 7/1/27(3)             1,026,050
        145        Hawaii Housing Finance and Development,
                   Single Family, (AMT), 6.00%, 7/1/26           148,769
------------------------------------------------------------------------
                                                             $ 1,386,087
------------------------------------------------------------------------
Industrial Development Revenue -- 3.3%
------------------------------------------------------------------------
     $  385        Hawaii Department of Transportation
                   Special Facilities, (Continental
                   Airlines), 7.00%, 6/1/20                  $   386,228
        180        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.30%, 6/1/23               183,357
------------------------------------------------------------------------
                                                             $   569,585
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Education -- 8.3%
------------------------------------------------------------------------
     $  500        Hawaii State Housing Development Corp.,
                   (University of Hawaii), (AMBAC),
                   5.65%, 10/1/16                            $   520,810
        500        University of Hawaii Board of Regents,
                   University System, (AMBAC),
                   5.65%, 10/1/12                                524,415
        400        University of Puerto Rico, (MBIA),
                   5.375%, 6/1/30                                406,084
------------------------------------------------------------------------
                                                             $ 1,451,309
------------------------------------------------------------------------
Insured-Electric Utilities -- 8.5%
------------------------------------------------------------------------
     $  800        Hawaii Department of Budget and Finance,
                   (Hawaiian Electric Co.), (AMBAC), (AMT),
                   5.75%, 12/1/18                            $   839,080
        500        Hawaii Department of Budget and Finance,
                   (Hawaiian Electric Co.), (MBIA), (AMT),
                   6.60%, 1/1/25                                 543,220
        100        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(4)      107,250
------------------------------------------------------------------------
                                                             $ 1,489,550
------------------------------------------------------------------------
Insured-General Obligations -- 10.5%
------------------------------------------------------------------------
     $  350        Hawaii County, (FGIC), 5.125%, 7/15/21    $   351,074
        350        Hawaii County, (FGIC), 5.55%, 5/1/10          383,873
        375        Hawaii, (MBIA), 5.25%, 10/1/20                380,561
        400        Kauai County, (MBIA), 5.00%, 8/1/24           392,232
        305        Kauai County, (MBIA), 5.90%, 2/1/14           330,309
------------------------------------------------------------------------
                                                             $ 1,838,049
------------------------------------------------------------------------
Insured-Hospital -- 0.6%
------------------------------------------------------------------------
     $  100        Hawaii Department of Budget and Finance,
                   (St. Francis Medical Center), (FSA),
                   6.50%, 7/1/22                             $   103,412
------------------------------------------------------------------------
                                                             $   103,412
------------------------------------------------------------------------
Insured-Housing -- 2.8%
------------------------------------------------------------------------
     $  470        Honolulu, City and County Mortgage
                   Revenue, (FHA Insured) (MBIA),
                   7.80%, 7/1/24                             $   479,226
------------------------------------------------------------------------
                                                             $   479,226
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.3%
------------------------------------------------------------------------
     $  200        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(2)(4)                              $   198,694
        210        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(1)                                     207,942
------------------------------------------------------------------------
                                                             $   406,636
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HAWAII MUNICIPALS PORTFOLIO AS OF JULY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Transportation -- 14.6%
------------------------------------------------------------------------
     $  500        Hawaii Airports System, (FGIC), (AMT),
                   5.25%, 7/1/21                             $   501,320
        100        Hawaii Airports System, (MBIA), (AMT),
                   6.90%, 7/1/12                                 118,173
        650        Hawaii Harbor Revenue, (FGIC), (AMT),
                   6.375%, 7/1/24                                685,653
      1,300        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38             1,231,854
------------------------------------------------------------------------
                                                             $ 2,537,000
------------------------------------------------------------------------
Insured-Water and Sewer -- 9.5%
------------------------------------------------------------------------
     $  600        Honolulu, City and County Board Water
                   Supply Systems, (FSA), 5.25%, 7/1/31      $   602,502
      1,000        Honolulu, City and County Wastewater
                   Systems, (FGIC), 0.00%, 7/1/18                410,990
        730        Honolulu, City and County Wastewater
                   Systems, (FGIC), 4.50%, 7/1/28                649,320
------------------------------------------------------------------------
                                                             $ 1,662,812
------------------------------------------------------------------------
Miscellaneous -- 1.3%
------------------------------------------------------------------------
     $  200        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/34(1)(2)   $   229,544
------------------------------------------------------------------------
                                                             $   229,544
------------------------------------------------------------------------
Special Tax Revenue -- 1.4%
------------------------------------------------------------------------
     $  250        Virgin Islands Public Facilities
                   Authority, 5.625%, 10/1/25                $   250,778
------------------------------------------------------------------------
                                                             $   250,778
------------------------------------------------------------------------
Transportation -- 3.0%
------------------------------------------------------------------------
     $  250        Hawaii Highway Revenue, 5.00%, 7/1/12     $   254,478
        250        Hawaii Highway Revenue, 5.50%, 7/1/18         270,863
------------------------------------------------------------------------
                                                             $   525,341
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.8%
   (identified cost $16,345,287)                             $17,238,559
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.2%                       $   201,568
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $17,440,127
------------------------------------------------------------------------


 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2001, 57.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 11.9% to 17.3% of total investments.
 (1)  Security has been issued as a leveraged inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (4)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

KANSAS MUNICIPALS PORTFOLIO AS OF JULY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.5%
------------------------------------------------------------------------
     $   65        Kansas City, Utility System, (FGIC),
                   Prerefunded to 9/01/04, 6.375%, 9/1/23    $    72,241
        415        Labette County, SFMR, Escrowed to
                   Maturity, 0.00%, 12/1/14                      217,634
      1,000        Saline County, SFMR, Escrowed to
                   Maturity, 0.00%, 12/1/15                      493,390
------------------------------------------------------------------------
                                                             $   783,265
------------------------------------------------------------------------
General Obligations -- 5.1%
------------------------------------------------------------------------
     $  500        Johnson County, Unified School
                   District #229, 5.00%, 10/1/16             $   503,610
        500        Puerto Rico, 0.00%, 7/1/18                    213,085
------------------------------------------------------------------------
                                                             $   716,695
------------------------------------------------------------------------
Hospital -- 8.8%
------------------------------------------------------------------------
     $  225        Atchison, (Atchison Hospital Assn.),
                   5.70%, 11/15/18                           $   186,471
        250        Lawrence, (Lawrence Memorial Hospital),
                   6.20%, 7/1/19                                 254,582
        300        Newton, (Newton Healthcare Corp.),
                   5.75%, 11/15/24                               264,036
        500        Wichita, (Christi Health Systems, Inc.),
                   6.25%, 11/15/24                               531,780
------------------------------------------------------------------------
                                                             $ 1,236,869
------------------------------------------------------------------------
Housing -- 11.4%
------------------------------------------------------------------------
     $   50        Kansas City, Mortgage Revenue, (GNMA),
                   (AMT), 5.30%, 5/1/07                      $    50,760
         65        Kansas City, Mortgage Revenue, (GNMA),
                   (AMT), 5.30%, 11/1/07                          66,045
        205        Kansas City, Mortgage Revenue, (GNMA),
                   (AMT), 7.00%, 12/1/11                         210,299
        215        Kansas City, Multifamily, (Rainbow
                   Towers), (FHA), 6.70%, 7/1/23                 216,112
        100        Kansas Development Finance Authority,
                   (FHA), (Martin Creek), 6.60%, 8/1/34          102,565
         50        Olathe and Labette County, SFMR, (GNMA),
                   (AMT), 8.10%, 8/1/23                           54,368
         85        Olathe, Mortgage Revenue, (GNMA), (AMT),
                   7.60%, 3/1/07                                  87,072
        250        Olathe, Multifamily, (Deerfield Apts.),
                   (FNMA), 6.45%, 6/1/19                         260,517
        200        Puerto Rico Housing Finance Corp.,
                   7.50%, 4/1/22                                 208,042
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Housing (continued)
------------------------------------------------------------------------
     $  110        Sedgwick and Shawnee Counties, SFMR,
                   (GNMA), 7.75%, 11/1/24                    $   120,680
        195        Sedgwick County, SFMR, (GNMA),
                   8.00%, 5/1/25                                 212,468
         20        Sedgwick County, SFMR, (GNMA),
                   8.20%, 5/1/14                                  21,595
------------------------------------------------------------------------
                                                             $ 1,610,523
------------------------------------------------------------------------
Insured-Education -- 4.6%
------------------------------------------------------------------------
     $  100        Kansas Development Finance Authority,
                   (Kansas Board of Regents), (AMBAC),
                   5.00%, 4/1/14                             $   104,437
        500        Washburn University, Topeka, (Living
                   Learning Center), (AMBAC),
                   6.125%, 7/1/29                                541,985
------------------------------------------------------------------------
                                                             $   646,422
------------------------------------------------------------------------
Insured-Electric Utilities -- 7.1%
------------------------------------------------------------------------
     $  345        Burlington, PCR, (Kansas Gas & Electric
                   Co.), (MBIA), 7.00%, 6/1/31               $   352,952
        150        Puerto Rico Electric Power Authority,
                   (FSA), 5.25%, 7/1/29                          152,957
        375        Puerto Rico Electric Power Authority,
                   (FSA), Variable Rate, 7/1/29(1)(2)            389,779
        100        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/02(1)      103,500
------------------------------------------------------------------------
                                                             $   999,188
------------------------------------------------------------------------
Insured-General Obligations -- 18.4%
------------------------------------------------------------------------
     $  250        Butler and Sedgwick County, Unified
                   School District #385, (FGIC),
                   5.00%, 9/1/19                             $   250,805
        250        Butler and Sedgwick County, Unified
                   School District #385, (FSA),
                   5.40%, 9/1/18                                 259,347
        200        Johnson County, Unified School
                   District #231, (FGIC), 6.00%, 10/1/16         229,016
        250        Johnson County, Unified School
                   District #232, (FSA), 4.75%, 9/1/19           243,915
        300        Johnson County, Unified School
                   District #233, (FGIC), 5.50%, 9/1/17          327,396
        250        Johnson County, Unified School
                   District #233, (FSA), 5.05%, 11/15/21         248,255
        500        Sedgwick County, Unified School
                   District #267, (AMBAC), 5.00%, 11/1/19        501,135
        250        Sedgwick County, Unified School
                   District #267, (AMBAC), 6.15%, 11/1/09        277,658
        230        Sedgwick County, Unified School
                   District #267, (AMBAC), 6.15%, 11/1/10        255,445
------------------------------------------------------------------------
                                                             $ 2,592,972
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

KANSAS MUNICIPALS PORTFOLIO AS OF JULY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Hospital -- 18.9%
------------------------------------------------------------------------
     $  250        Kansas Development Finance Authority,
                   (Hays Medical Center, Inc.), (MBIA),
                   5.50%, 11/15/22                           $   256,315
        500        Kansas Development Finance Authority,
                   (Sisters Of Charity - Leavenworth),
                   (MBIA), 5.00%, 12/1/25                        491,330
        500        Kansas Development Finance Authority,
                   (St. Luke's/ Shawnee Mission), (MBIA),
                   5.375%, 11/15/26                              507,785
        500        Kansas Development Finance Authority,
                   (Stormont Vail Healthcare) (MBIA),
                   5.80%, 11/15/11                               552,640
        600        Kansas Development Finance Authority,
                   (Stormont-Vail Healthcare), (MBIA),
                   5.375%, 11/15/24                              610,866
        250        Manhattan Hospital, (Mercy Health
                   Center), (FSA), 5.20%, 8/15/26                250,440
------------------------------------------------------------------------
                                                             $ 2,669,376
------------------------------------------------------------------------
Insured-Housing -- 0.7%
------------------------------------------------------------------------
     $  100        Puerto Rico Housing Finance Corp.,
                   (AMBAC), 7.50%, 10/1/11                   $   100,267
------------------------------------------------------------------------
                                                             $   100,267
------------------------------------------------------------------------
Insured-Lease Revenue -- 1.9%
------------------------------------------------------------------------
     $  250        Kansas Development Finance Authority,
                   (7th and Harrison Project), (AMBAC),
                   5.75%, 12/1/27                            $   265,010
------------------------------------------------------------------------
                                                             $   265,010
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.2%
------------------------------------------------------------------------
     $  175        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                 $   173,285
------------------------------------------------------------------------
                                                             $   173,285
------------------------------------------------------------------------
Insured-Utilities -- 4.3%
------------------------------------------------------------------------
     $  135        Kansas City, Utility System, (FGIC),
                   6.375%, 9/1/23                            $   146,688
        250        Pratt, Electric System, (AMBAC),
                   5.25%, 5/1/18                                 255,523
        200        Wellington Electric, Waterworks, and
                   Sewer Utilities System, (AMBAC),
                   5.20%, 5/1/23                                 201,920
------------------------------------------------------------------------
                                                             $   604,131
------------------------------------------------------------------------
Insured-Water and Sewer -- 4.3%
------------------------------------------------------------------------
     $  400        Wyandotte County & Kansas City Unified
                   Government Utility System, (MBIA),
                   4.50%, 9/1/28                             $   357,572
        250        Wyandotte County & Kansas City Unified
                   Government Utility System, (MBIA),
                   5.00%, 5/1/21                                 249,825
------------------------------------------------------------------------
                                                             $   607,397
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Nursing Home -- 1.8%
------------------------------------------------------------------------
     $  250        Sedgwick County, Health Care Facility,
                   (Catholic Care Center, Inc.),
                   5.875%, 11/15/31                          $   253,855
------------------------------------------------------------------------
                                                             $   253,855
------------------------------------------------------------------------
Transportation -- 3.6%
------------------------------------------------------------------------
     $  300        Kansas Highway Transportation
                   Department, 5.25%, 9/1/19                 $   307,227
        200        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/22                      199,862
------------------------------------------------------------------------
                                                             $   507,089
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.6%
   (identified cost $13,300,994)                             $13,766,344
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.4%                       $   342,968
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $14,109,312
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2001, 63.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 7.5% to 24.5% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2001

                                FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------
Investments --
   Identified cost                     $26,680,821           $16,345,287       $13,300,994
   Unrealized appreciation               1,711,798               893,272           465,350
---------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                  $28,392,619           $17,238,559       $13,766,344
---------------------------------------------------------------------------------------------
Cash                                   $    22,845           $    53,567       $   293,016
Receivable for investments
   sold                                         --                    --            25,499
Receivable from the Investment
   Adviser                                      --                    --               910
Interest receivable                        429,215               154,065           173,612
Prepaid expenses                               159                 7,300             9,079
---------------------------------------------------------------------------------------------
TOTAL ASSETS                           $28,844,838           $17,453,491       $14,268,460
---------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------
Payable for investments
   purchased                           $        --           $        --       $   153,613
Payable for daily variation
   margin on open financial
   futures contracts                         2,812                 5,906                --
Payable to affiliate for
   Trustees' fees                              524                    53                53
Accrued expenses                            16,109                 7,405             5,482
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                      $    19,445           $    13,364       $   159,148
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                           $28,825,393           $17,440,127       $14,109,312
---------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                         $27,150,685           $16,642,026       $13,643,962
Net unrealized appreciation
   (computed on the basis of
   identified cost)                      1,674,708               798,101           465,350
---------------------------------------------------------------------------------------------
TOTAL                                  $28,825,393           $17,440,127       $14,109,312
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JULY 31, 2001

                                FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------
Interest                               $  768,660              $504,854          $358,973
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                $  768,660              $504,854          $358,973
---------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------
Investment adviser fee                 $   27,208              $ 13,930          $ 10,697
Trustees fees and expenses                  1,501                    86                86
Legal and accounting services               9,240                10,000             7,398
Custodian fee                              10,860                 8,201             8,531
Miscellaneous                               4,953                 4,922             4,759
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                         $   53,762              $ 37,139          $ 31,471
---------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee          $    6,965              $  3,802          $  3,403
   Preliminary allocation of
      expenses to the
      Investment Adviser                       --                    --               910
   Preliminary reduction of
      investment adviser fee                   --                    --             3,638
---------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS               $    6,965              $  3,802          $  7,951
---------------------------------------------------------------------------------------------

NET EXPENSES                           $   46,797              $ 33,337          $ 23,520
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                  $  721,863              $471,517          $335,453
---------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)          $   (3,132)             $129,241          $  5,955
   Financial futures contracts             40,658                38,016                --
---------------------------------------------------------------------------------------------
NET REALIZED GAIN                      $   37,526              $167,257          $  5,955
---------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                      $  308,831              $147,919          $163,846
   Financial futures contracts            (41,554)              (94,580)               --
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)         $  267,277              $ 53,339          $163,846
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                                $  304,803              $220,596          $169,801
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                     $1,026,666              $692,113          $505,254
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JULY 31, 2001

INCREASE (DECREASE) IN NET ASSETS  FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $   721,863           $   471,517       $   335,453
   Net realized gain                           37,526               167,257             5,955
   Net change in unrealized
      appreciation (depreciation)             267,277                53,339           163,846
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 1,026,666           $   692,113       $   505,254
------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 5,229,225           $   686,087       $ 1,979,821
   Withdrawals                             (2,969,484)           (2,823,264)         (798,370)
------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL
   TRANSACTIONS                           $ 2,259,741           $(2,137,177)      $ 1,181,451
------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                 $ 3,286,407           $(1,445,064)      $ 1,686,705
------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------
At beginning of period                    $25,538,986           $18,885,191       $12,422,607
------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $28,825,393           $17,440,127       $14,109,312
------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 2001

INCREASE (DECREASE) IN NET ASSETS  FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,360,901           $   983,724       $   662,814
   Net realized loss                         (371,579)             (235,010)          (46,833)
   Net change in unrealized
      appreciation (depreciation)           2,981,783             1,954,198         1,247,288
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 3,971,105           $ 2,702,912       $ 1,863,269
------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 2,895,374           $ 1,171,840       $ 1,088,905
   Withdrawals                             (7,087,717)           (2,082,971)       (2,729,455)
------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $(4,192,343)          $  (911,131)      $(1,640,550)
------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                 $  (221,238)          $ 1,791,781       $   222,719
------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------
At beginning of year                      $25,760,224           $17,093,410       $12,199,888
------------------------------------------------------------------------------------------------
AT END OF YEAR                            $25,538,986           $18,885,191       $12,422,607
------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                           FLORIDA INSURED PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED JANUARY 31,
                                  JULY 31, 2001       --------------------------------------------------------
                                  (UNAUDITED)(1)        2001        2000        1999        1998        1997
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.39%(2)        0.47%       0.38%       0.18%       0.07%       0.09%
   Net expenses after
      custodian fee reduction            0.34%(2)        0.43%       0.34%       0.11%       0.00%       0.02%
   Net investment income                 5.29%(2)        5.34%       5.32%       5.21%       5.63%       5.76%
Portfolio Turnover                         12%              8%         34%          9%         34%         36%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $28,825         $25,539     $25,760     $28,140     $24,850     $24,204
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                      0.30%       0.48%       0.39%
   Expenses after custodian
      fee reduction                                                              0.23%       0.41%       0.32%
   Net investment income                                                         5.09%       5.22%       5.46%
--------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended July 31, 2001 was to increase the ratio of net investment income to average net assets from 5.26% to 5.29%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                HAWAII PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED JANUARY 31,
                                  JULY 31, 2001       --------------------------------------------------------
                                  (UNAUDITED)(1)        2001        2000        1999        1998        1997
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.42%(2)        0.35%       0.02%       0.04%       0.03%       0.04%
   Net expenses after
      custodian fee reduction            0.38%(2)        0.28%       0.00%       0.00%       0.00%       0.00%
   Net investment income                 5.33%(2)        5.53%       5.67%       5.39%       5.70%       5.96%
Portfolio Turnover                         15%             13%         20%         29%         27%         21%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $17,440         $18,885     $17,093     $20,390     $19,864     $16,014
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                              0.40%       0.38%       0.28%       0.46%       0.43%
   Expenses after custodian
      fee reduction                                      0.33%       0.36%       0.24%       0.43%       0.39%
   Net investment income                                 5.48%       5.31%       5.15%       5.27%       5.57%
--------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended July 31, 2001 was to increase the ratio of net investment income to average net assets from 5.30% to 5.33%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                KANSAS PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED JANUARY 31,
                                  JULY 31, 2001       --------------------------------------------------------
                                  (UNAUDITED)(1)        2001        2000        1999        1998        1997
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.41%(2)        0.23%       0.05%       0.06%       0.05%       0.08%
   Net expenses after
      custodian fee reduction            0.36%(2)        0.22%       0.00%       0.00%       0.00%       0.00%
   Net investment income                 5.15%(2)        5.55%       5.59%       5.34%       5.79%       5.91%
Portfolio Turnover                         10%              7%         24%         33%         17%         49%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $14,109         $12,423     $12,200     $12,881     $11,419     $11,736
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.48%(2)        0.47%       0.49%       0.36%       0.57%       0.48%
   Expenses after custodian
      fee reduction                      0.43%(2)        0.46%       0.44%       0.30%       0.52%       0.40%
   Net investment income                 5.08%(2)        5.31%       5.15%       5.04%       5.27%       5.51%
--------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended July 31, 2001 was to increase the ratio of net investment income to average net assets from 5.08% to 5.15%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Florida Insured Municipals Portfolio (Florida Insured Portfolio), Hawaii Municipals Portfolio (Hawaii Portfolio) and Kansas Municipals Portfolio (Kansas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992 for the Hawaii Portfolio and October 25, 1993 for the Florida Insured Portfolio and the Kansas Portfolio. The Portfolios seek to achieve current income exempt from regular federal income tax and particular state or local income or other taxes by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Effective February 1, 2001, the Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities using the interest method of amortization. Prior to February 1, 2001, the Portfolios amortized market premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Portfolios' net assets, but resulted in the following reclassification of the components of net assets as of February 1, 2001, based on securities held by the Portfolios as of that date:

                                              INCREASE IN   DECREASE IN
                                                COST OF    NET UNREALIZED
    PORTFOLIO                                 SECURITIES    APPRECIATION
    ---------------------------------------------------------------------
    Florida Insured                             $15,332       $(15,332)
    Hawaii                                       23,880        (23,880)
    Kansas                                       28,549        (28,549)

   The effect of this change for the six months ended July 31, 2001 was to increase net investment income, decrease net realized gain, and increase (decrease) net unrealized appreciation by the following amounts:

                                              NET INVESTMENT  NET REALIZED  NET UNREALIZED
    PORTFOLIO                                     INCOME          GAIN       APPRECIATION
    --------------------------------------------------------------------------------------
    Florida Insured                               $3,736        $(6,691)       $ 2,955
    Hawaii                                         3,106         (2,781)          (325)
    Kansas                                         4,641            (69)        (4,572)

   The statement of changes in net assets and supplementary data for prior periods have not been restated to reflect these changes in policy.

 C Income Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 K Interim Financial Statements -- The interim financial statements relating to
   July 31, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended July 31, 2001, each Portfolio incurred advisory fees as follows:

    PORTFOLIO                                 AMOUNT   EFFECTIVE RATE*
    ------------------------------------------------------------------
    Florida Insured                           $27,208            0.20%
    Hawaii                                     13,930            0.16%
    Kansas                                     10,697            0.16%

 *    As a percentage of average daily net assets (annualized).

   To enhance the net income of the Kansas Portfolio, BMR made a reduction of its fee in the amount of $3,638 and $910 of expenses related to the operation of the Portfolio was allocated to BMR. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2001, no significant amounts have been deferred.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, put option transactions and short-term obligations, for the six months ended July 31, 2001, were as follows:

    FLORIDA INSURED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $6,246,202
    Sales                                      3,369,653

    HAWAII PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $2,555,763
    Sales                                      3,834,702

    KANSAS PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $2,638,258
    Sales                                      1,266,794

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 2001, as computed on a federal income tax basis, are as follows:

    FLORIDA INSURED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $26,668,444
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,757,945
    Gross unrealized depreciation                 (33,770)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,724,175
    -----------------------------------------------------

    HAWAII PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $16,321,464
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,080,963
    Gross unrealized depreciation                (163,868)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   917,095
    -----------------------------------------------------

    KANSAS PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $13,267,873
    -----------------------------------------------------
    Gross unrealized appreciation             $   591,923
    Gross unrealized depreciation                 (93,452)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   498,471
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the six months ended July 31, 2001.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at July 31, 2001 is as follows:

                                         FUTURES CONTRACTS
 --------------------------------------------------------------------------------------------------
                  EXPIRATION                                                         NET UNREALIZED
 PORTFOLIO        DATE         CONTRACTS                                 POSITION    DEPRECIATION
 --------------------------------------------------------------------------------------------------
 Florida Insured  9/01         9 U.S. Treasury Bond                      Short       $      (37,090)
 --------------------------------------------------------------------------------------------------
 Hawaii           9/01         9 Municipal Bond Futures                  Short       $      (49,836)
                  9/01         9 U.S. Treasury Bond                      Short              (45,335)
 --------------------------------------------------------------------------------------------------

   At July 31, 2001, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2001

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer
Hellman Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Cynthia J. Clemson
Vice President and Portfolio
Manager of Florida
Insured Municipals Portfolio

Robert B. MacIntosh
Vice President and
Portfolio Manager of
Hawaii Municipals Portfolio

Thomas M. Metzold
Vice President and
Portfolio Manager of
Kansas Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

Portfolio Investment Adviser
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC, Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call:
1-800-262-1122

Eaton Vance Municipals Trust II
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

335-9/01                                                                  3CSRC